Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Loan impairment provisions
Financial Assets	£ 729,869	£ 694,235
ECL provisions	£ 3,302	£ 3,368
ECL provision coverage (in percentage)	1.02%	1.05%
ECL charge	£ 323	£ 398
ECL loss rate - annualised (basis points)	19.88%	12.45%
Amounts written off	£ 452	£ 1,494
Contingent liabilities
Loan impairment provisions
ECL charge	28	31
Other financial assets
Loan impairment provisions
Financial Assets	65,634	59,485
ECL charge	30	3
FVOCI
Loan impairment provisions
ECL provisions	4	5
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	51,250	46,077
ECL charge	0	1
Loans and advances
Loan impairment provisions
Financial Assets	325,014	319,800
Stage 1
Loan impairment provisions
ECL provisions	£ 280	£ 285
ECL provision coverage (in percentage)	0.10%	0.10%
ECL charge	£ (140)	£ (143)
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	291,984	285,985
Stage 2
Loan impairment provisions
ECL provisions	£ 682	£ 763
ECL provision coverage (in percentage)	2.65%	2.92%
ECL charge	£ 101	£ 292
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	25,705	26,097
Stage 3
Loan impairment provisions
ECL provisions	£ 2,340	£ 2,320
ECL provision coverage (in percentage)	31.95%	30.06%
ECL charge	£ 362	£ 249
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	£ 7,325	£ 7,718